Pension Plan (Change In The Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Abstract]
Fair value of plan assets at beginning of year	$ 9,265,353	$ 7,430,467
Contributions by the Trust	1,679,091	1,315,301
Actual return on plan assets	339,005	792,978
Benefit payments	(274,527)	(273,393)
Fair value of plan assets at end of year	$ 11,008,922	$ 9,265,353